UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07038
                                                     ---------


                           THE MONEY MARKET PORTFOLIOS
                           ---------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   650 312-2000
                                                      ------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 06/30/09
                          ---------


ITEM 1. REPORTS TO STOCKHOLDERS.

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                                                YEAR ENDED JUNE 30,
                                                    ------------------------------------------------------------------
                                                       2009           2008         2007           2006         2005
                                                    ----------     ----------   ----------     ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $     1.00     $     1.00   $     1.00     $     1.00   $     1.00
                                                    ----------     ----------   ----------     ----------   ----------
Income from investment operations:
   Net investment income ........................        0.011          0.040        0.052          0.041        0.020
   Net realized and unrealized gains (losses) ...          (--)(a)         --          (--)(a)         --           --
                                                    ----------     ----------   ----------     ----------   ----------
Less distributions from net investment income ...       (0.011)        (0.040)      (0.052)        (0.041)      (0.020)
                                                    ----------     ----------   ----------     ----------   ----------
Net asset value, end of year ....................   $     1.00  $        1.00   $     1.00     $     1.00   $     1.00
                                                    ==========     ==========   ==========     ==========   ==========
Total return ....................................         1.14%          4.10%        5.28%          4.15%        2.06%
RATIOS TO AVERAGE NET ASSETS
Expenses(b) .....................................         0.15%          0.16%        0.15%          0.16%        0.16%
Net investment income ...........................         1.12%          4.02%        5.17%          4.09%        2.04%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $8,520,392     $7,028,194   $6,580,101     $4,993,739   $5,676,479

(a)  Amount rounds to less than $0.001 per share.

(b)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               22 | Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2009

                                                                                            PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                 AMOUNT (a)         VALUE
--------------------------                                                                ------------   --------------
    INVESTMENTS 100.6%
    BANK NOTES (COST $200,000,000) 2.3%
    Wells Fargo Bank NA, 0.20%, 7/07/09 ...............................................   $200,000,000   $  200,000,000
                                                                                                         --------------
    CERTIFICATES OF DEPOSIT 21.8%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.26%, 7/08/09 .....     50,000,000       50,000,097
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.33%, 8/17/09 .....    100,000,000      100,001,305
    Bank of Montreal, Chicago Branch, 0.26%, 7/13/09 ..................................    100,000,000      100,000,333
    Bank of Montreal, Chicago Branch, 0.31%, 10/01/09 .................................     50,000,000       50,000,000
    Bank of Nova Scotia, Houston Branch, 0.27%, 8/11/09 ...............................    100,000,000      100,000,000
    Bank of Nova Scotia, Houston Branch, 0.31% - 0.58%, 7/08/09 - 9/21/09 .............    100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.01%, 7/23/09 ...................    100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.32%, 8/20/09 ...................    100,000,000      100,000,000
    Calyon NY, New York Branch, 0.26% - 1.05%, 7/10/09 - 8/18/09 ......................    200,000,000      200,000,277
    Lloyds TSB Bank PLC, New York Branch, 0.27%, 7/06/09 (United Kingdom) .............    100,000,000      100,000,000
    Lloyds TSB Bank PLC, New York Branch, 0.27%, 7/13/09 (United Kingdom) .............    100,000,000      100,000,000
    National Australia Bank, New York Branch, 0.55%, 7/01/09 ..........................    100,000,000      100,000,000
    National Australia Bank, New York Branch, 0.41% - 0.57%, 7/09/09 - 8/06/09 ........     55,500,000       55,505,508
    Royal Bank of Canada, New York Branch, 0.265%, 8/12/09 ............................    200,000,000      200,001,166
    Societe Generale, New York Branch, 0.28%, 7/09/09 .................................    200,000,000      200,000,000
    The Toronto-Dominion Bank, New York Branch, 0.22%, 7/09/09 ........................    150,000,000      150,000,000
    The Toronto-Dominion Bank, New York Branch, 0.95%, 9/28/09 ........................     50,000,000       50,000,000
                                                                                                         --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $1,855,508,686) ...............................                   1,855,508,686
                                                                                                         --------------
(b) COMMERCIAL PAPER 26.9%
    Australia and New Zealand Banking Group Ltd., 7/27/09 .............................     50,000,000       49,975,444
    Bank of Montreal, 9/16/09 .........................................................     50,000,000       49,965,778
    Chevron Funding Corp., 8/03/09 ....................................................     40,000,000       39,992,667
    Chevrontexaco Funding Corp., 7/16/09 ..............................................     75,000,000       74,992,500
    Commonwealth Bank of Australia, 7/20/09 - 8/31/09 .................................    220,000,000      219,890,939
    Government of Canada, 11/03/09 (Canada) ...........................................    100,000,000       99,722,222
    Government of Canada, 7/14/09 - 2/09/10 (Canada) ..................................     95,000,000       94,893,612
    Internationale Nederlanden U.S. Funding Corp., 7/07/09 ............................     50,000,000       49,998,083
    Internationale Nederlanden U.S. Funding Corp., 7/09/09 ............................    100,000,000       99,994,667
    Johnson & Johnson, 10/26/09 - 12/17/09 ............................................    128,135,000      127,990,941
    JPMorgan Chase & Co., 7/02/09 .....................................................    100,000,000       99,999,306
    JPMorgan Chase & Co., 7/15/09 .....................................................    100,000,000       99,990,278
    National Australia Funding, 7/07/09 ...............................................     50,000,000       49,995,333
    Province of British Columbia, 7/13/09 - 3/19/10 (Canada) ..........................    267,000,000      266,755,142
    Province of Ontario, 9/16/09 - 9/17/09 (Canada) ...................................     75,000,000       74,959,549
    Rabobank USA Finance Corp., 7/23/09 ...............................................     50,000,000       49,977,389
    Rabobank USA Finance Corp., 9/14/09 ...............................................     91,000,000       90,941,229
    Societe Generale North America, 7/01/09 ...........................................    100,000,000      100,000,000
    Total Fina ELF Capital, 7/01/09 ...................................................    150,000,000      150,000,000
    Total Fina ELF Capital, 9/09/09 ...................................................    100,000,000       99,953,333
    Total Fina ELF Capital, 9/22/09 ...................................................    100,000,000       99,942,361
    Westpac Banking Corp., 7/17/09 - 9/09/09 ..........................................    100,000,000       99,950,277
    Westpac Banking Corp., 9/23/09 ....................................................    100,000,000       99,923,000
                                                                                                         --------------
    TOTAL COMMERCIAL PAPER (COST $2,289,804,050) ......................................                   2,289,804,050
                                                                                                         --------------


                               Annual Report | 23

The Money Market Portfolios

                                                                                            PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                 AMOUNT (a)         VALUE
--------------------------                                                                ------------   --------------
    INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES 17.2%
(b) FHLB, 7/01/09 .....................................................................   $126,420,000   $  126,420,000
    FHLB, 0.56%, 6/22/10 ..............................................................     50,000,000       49,986,576
    FHLMC, 1.25%, 3/18/10 .............................................................     25,000,000       25,045,647
    FHLMC, 1.25%, 3/23/10 .............................................................    122,080,000      122,249,029
(b) FNMA, 7/22/09 .....................................................................     50,000,000       49,985,708
(b) International Bank for Reconstruction & Development, 7/01/09 - 12/23/09
       (Supranational (c)) ............................................................     95,000,000       94,944,583
(b) U.S. Treasury Bill, 7/02/09 .......................................................    150,000,000      149,995,396
(b) U.S. Treasury Bill, 7/30/09 - 8/06/09 .............................................    100,000,000       99,967,091
(b) U.S. Treasury Bill, 9/15/09 .......................................................    200,000,000      199,818,445
(b) U.S. Treasury Bill, 1/14/10 .......................................................    100,000,000       99,751,698
(b) U.S. Treasury Bill, 4/01/10 .......................................................    200,000,000      199,363,901
(b) U.S. Treasury Bill, 6/03/10 .......................................................    250,000,000      248,838,286
                                                                                                         --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,466,366,360) .................                   1,466,366,360
                                                                                                         --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,811,679,096) ..............                   5,811,679,096
                                                                                                         --------------
(d) REPURCHASE AGREEMENTS 32.4%
    Banc of America Securities LLC, 0.01%, 7/01/09 (Maturity Value $86,735,024)
       Collateralized by U.S. Treasury Notes, 0.875%, 4/15/10 - 1/31/11 ...............     86,735,000       86,735,000
    Banc of America Securities LLC, 0.05%, 7/01/09 (Maturity Value $ 840,001,167)
       Collateralized by U.S. Government Agency Securities, 0.00% - 6.21%,
       8/03/09 - 6/05/36 ..............................................................    840,000,000      840,000,000
    Barclays Capital Inc., 0.01%, 7/01/09 (Maturity Value $405,000,112)
       Collateralized by U.S. Treasury Notes, 1.50%, 12/31/13 .........................    405,000,000      405,000,000
    Deutsche Bank Securities Inc., 0.01%, 7/01/09 (Maturity Value $ 586,105,163)
       Collateralized by U.S. Treasury Notes, 0.875% - 3.125%, 4/30/10 - 9/30/13; and
(b)    U.S. Treasury Bills, 9/17/09 ...................................................    586,105,000      586,105,000
    HSBC Securities (USA) Inc., 0.04%, 7/01/09 (Maturity Value $790,000,878)
       Collateralized by U.S. Government Agency Securities, 1.45% - 10.35%,
       9/10/10 - 10/08/27 .............................................................    790,000,000      790,000,000
    UBS Securities LLC, 0.07%, 7/01/09 (Maturity Value $50,000,097)
       Collateralized by U.S. Government Agency Securities, 0.85%, 12/03/10 ...........     50,000,000       50,000,000
                                                                                                         --------------
    TOTAL REPURCHASE AGREEMENTS (COST $2,757,840,000) .................................                   2,757,840,000
                                                                                                         --------------
    TOTAL INVESTMENTS (COST $8,569,519,096) 100.6% ....................................                   8,569,519,096
    OTHER ASSETS, LESS LIABILITIES (0.6)% .............................................                     (49,126,719)
                                                                                                         --------------
    NET ASSETS 100.0% .................................................................                  $8,520,392,377
                                                                                                         ==============

See Abbreviations on page 32.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                               24 | Annual Report

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

                                                                       THE
                                                                   MONEY MARKET
                                                                    PORTFOLIO
                                                                  --------------
Assets:
   Investments in securities, at amortized cost ...............   $5,811,679,096
   Repurchase agreements, at value and cost ...................    2,757,840,000
                                                                  --------------
         Total investments ....................................   $8,569,519,096
   Receivables:
      Capital shares sold .....................................          456,390
      Interest receivable .....................................        2,094,221
                                                                  --------------
         Total assets .........................................    8,572,069,707
                                                                  --------------
Liabilities:
   Payables:
      Investment securities purchased .........................       50,000,000
      Affiliates ..............................................        1,069,924
   Funds advanced by custodian ................................          454,490
   Accrued expenses and other liabilities .....................          152,916
                                                                  --------------
         Total liabilities ....................................       51,677,330
                                                                  --------------
            Net assets, at value ..............................   $8,520,392,377
                                                                  --------------
Net assets consist of:
   Paid-in capital ............................................   $8,523,624,394
   Accumulated net realized gain (loss) .......................       (3,232,017)
                                                                  --------------
            Net assets, at value ..............................   $8,520,392,377
                                                                  ==============
Shares outstanding ............................................    8,523,624,394
                                                                  ==============
Net asset value per share .....................................   $         1.00
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 25

The Money Market Portfolios

STATEMENT OF OPERATIONS for the
year ended June 30, 2009

                                                                       THE
                                                                  MONEY MARKET
                                                                    PORTFOLIO
                                                                  ------------
Investment income:
   Interest ...................................................   $109,770,988
                                                                  ------------
Expenses:
   Management fees (Note 3a) ..................................     12,958,059
   Custodian fees (Note 4) ....................................        157,952
   Reports to shareholders ....................................          7,672
   Professional fees ..........................................        127,620
   Other ......................................................        132,248
                                                                  ------------
      Total expenses ..........................................     13,383,551
      Expense reductions (Note 4) .............................        (13,198)
                                                                  ------------
         Net expenses .........................................     13,370,353
                                                                  ------------
            Net investment income .............................     96,400,635
                                                                  ------------
Net realized gain (loss) from investments .....................     (3,212,548)
                                                                  ------------
Net increase (decrease) in net assets resulting from
   operations .................................................   $ 93,188,087
                                                                  ============

   The accompanying notes are an integral part of these financial statements.


                               26 | Annual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    THE MONEY MARKET PORTFOLIO
                                                                                 -------------------------------
                                                                                       YEAR ENDED JUNE 30,
                                                                                 -------------------------------
                                                                                      2009             2008
                                                                                 --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................................................  $   96,400,635   $  271,686,303
      Net realized gain (loss) from investments ...............................      (3,212,548)              --
                                                                                 --------------   --------------
         Net increase (decrease) in net assets resulting from operations ......      93,188,087      271,686,303
                                                                                 --------------   --------------
   Distributions to shareholders from net investment income ...................     (96,400,635)    (271,686,303)
   Capital share transactions (Note 2) ........................................   1,495,410,735      448,092,878
                                                                                 --------------   --------------
         Net increase (decrease) in net assets ................................   1,492,198,187      448,092,878
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year ..........................................................   7,028,194,190    6,580,101,312
                                                                                 --------------   --------------
   End of year ................................................................  $8,520,392,377   $7,028,194,190
                                                                                 ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 27

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 30, 2009. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Portfolio's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends are reinvested and paid monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted


                               28 | Annual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                             YEAR ENDED JUNE 30,
                                                    ----------------------------------
                                                          2009               2008
                                                    ----------------   ---------------
Shares sold .....................................   $ 14,699,668,141   $ 8,390,404,437
Shares issued in reinvestment of distributions ..         96,416,354       271,685,448
Shares redeemed .................................    (13,300,673,760)   (8,213,997,007)
                                                    ----------------   ---------------
Net increase (decrease) .........................   $  1,495,410,735   $   448,092,878
                                                    ================   ===============


                               Annual Report | 29

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

SUBSIDIARY                                                AFFILIATION
----------                                            -------------------
Franklin Advisers, Inc. (Advisers)                    Investment manager
Franklin Templeton Investor Services, LLC (Investor
   Services)                                          Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2009, the shares of the Portfolio were owned by the following entities:

                                                                             PERCENTAGE OF
                                                               SHARES      OUTSTANDING SHARES
                                                           -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio..   5,354,079,725         62.81%
Franklin Money Fund.....................................   2,558,928,082         30.02%
Franklin Templeton Money Fund Trust -
   Franklin Templeton Money Fund........................     462,747,495          5.43%
Institutional Fiduciary Trust - Franklin Cash
   Reserves Fund........................................     147,869,092          1.74%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                                30| Annual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:

2016....   $   19,469
2017....    3,212,548
           ----------
           $3,232,017
           ==========

The tax character of distributions paid during the years ended June 30, 2009 and 2008, was as follows:

                                               2009         2008
                                           -----------  ------------
Distributions paid from ordinary income..  $96,400,635  $271,686,303
                                           ===========  ============

At June 30, 2009, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

6. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value


                               Annual Report | 31

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

6. FAIR VALUE MEASUREMENTS (CONTINUED)

of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At June 30, 2009, all the Portfolio's investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 14, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association


                                32| Annual Report

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Fund") at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 14, 2009


                               Annual Report | 33

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $93,335,422 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2009.


                               34 | Annual Report

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
HARRIS J. ASHTON (1932)         Trustee           Since 1992           135              Bar-S Foods (meat packing company)
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)        Trustee           Since 1998           112              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public Employees Retirement
Systems (CALPERS) (1971-2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                 Trustee           Since 2007           112              Chevron Corporation (global energy company)
One Franklin Parkway                                                                    and ICO Global Communications (Holdings)
San Mateo, CA 94403-1906                                                                Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)         Trustee           Since 2005           135              Hess Corporation (exploration and refining
One Franklin Parkway                                                                    of oil and gas), H.J. Heinz Company
San Mateo, CA 94403-1906                                                                (processed foods and allied products), RTI
                                                                                        International Metals, Inc. (manufacture and
                                                                                        distribution of titanium), Canadian National
                                                                                        Railway (railroad) and White Mountains
                                                                                        Insurance Group, Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).


                               Annual Report | 35

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee           Since 1992           112              Center for Creative Land Recycling
One Franklin Parkway                                                                    (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)           Trustee           Since 2007           135              Hess Corporation (exploration and refining
One Franklin Parkway                                                                    of oil and gas) and Sentient Jet (private
San Mateo, CA 94403-1906                                                                jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)        Trustee           Since 2007           143              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)           Lead              Trustee since        112              None
One Franklin Parkway            Independent       2007 and Lead
San Mateo, CA 94403-1906        Trustee           Independent
                                                  Trustee since
                                                  2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President - Corporate
Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and       Trustee since        135              None
One Franklin Parkway            Chairman of       1992 and
San Mateo, CA 94403-1906        the Board         Chairman of the
                                                  Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.


                               36 | Annual Report

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
**GREGORY E. JOHNSON (1961)     Trustee           Since 2007           91               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief             Chief Compliance     Not Applicable   Not Applicable
One Franklin Parkway            Compliance        Officer since 2004
San Mateo, CA 94403-1906        Officer and       and Vice President
                                Vice President    - AML Compliance
                                - AML             since 2006
                                Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).

LAURA F. FERGERSON (1962)       Chief             Since March 2009     Not Applicable   Not Applicable
One Franklin Parkway            Executive
San Mateo, CA 94403-1906        Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

GASTON GARDEY (1967)            Treasurer,        Since March 2009     Not Applicable   Not Applicable
One Franklin Parkway            Chief Financial
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton
Investments.

ALIYA S. GORDON (1973)          Vice President    Since March 2009     Not Applicable   Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

DAVID P. GOSS (1947)            Vice President    Since 2000           Not Applicable   Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.


                               Annual Report | 37

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
RUPERT H. JOHNSON, JR. (1940)   President and     Since 2002           Not Applicable   Not Applicable
One Franklin Parkway            Chief
San Mateo, CA 94403-1906        Executive
                                Officer -
                                Investment
                                Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin
Templeton Investments.

KAREN L. SKIDMORE (1952)        Vice President    Since 2006           Not Applicable   Not Applicable
One Franklin Parkway            and Secretary
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 29 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)            Vice President    Since 2005           Not Applicable   Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.






ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $64,887 for the fiscal year ended June 30, 2009 and $47,172 for the fiscal year ended June 30, 2008.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax  Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $6,000 for the fiscal year ended June 30, 2009 and $0 for the fiscal year ended June 30, 2008. The services for which these fees were paid included tax compliance and advice.

(d) All Other  Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2009 and $5,198 for the fiscal year ended June 30, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2009 and $278,879 for the fiscal year ended June 30, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

     (i) pre-approval of all audit and audit related services;

     (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant  described in paragraphs
(b)-(d) of Item 4 were  approved by the audit  committee  pursuant to  paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $6,000 for the fiscal year ended June 30, 2009 and $284,077 for the fiscal year ended June 30, 2008.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.          N/A


ITEM 6. SCHEDULE OF INVESTMENTS.                        N/A


ITEM 7. DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.              N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS
AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS



By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009


By /S/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2009